UNAUDITED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Vessel and other management fee	[1]	$ 16,930	$ 8,902
Operating revenues		85,950	57,194
Vessel operating expenses		38,870	41,739
Administrative expenses		33,571	31,073
Depreciation and amortization		59,937	56,146
Impairment of long-term assets		0	1,706
Total operating expenses		174,206	165,594
Other operating gains and losses		0	16
Operating loss		(88,256)	(108,384)
Other non-operating income
Net loss on loss of control of Golar Power		0	(12,184)
Other		108	0
Total other non-operating income		108	(12,184)
Financial income (expenses)
Interest income		4,704	1,527
Interest expense	[1]	(53,085)	(53,517)
Other financial items, net		(3,495)	(14,979)
Net financial expenses		(51,876)	(66,969)
Loss before taxes and equity in net losses of affiliates		(140,024)	(187,537)
Income taxes		(1,070)	1,039
Equity in net (losses) earnings of affiliates		(19,100)	10,118
Net loss		(160,194)	(176,380)
Net income attributable to non-controlling interests		(23,332)	(18,775)
Net loss attributable to Golar LNG Ltd		$ (183,526)	$ (195,155)
Basic and diluted loss per share (in USD per share)		$ (1.82)	$ (2.10)
Cash dividends declared and paid per share (in USD per share)		$ 0.15	$ 0.15
Non-collaborative Arrangement
Time and voyage charter revenues	[1]	$ 52,004	$ 37,798
Voyage and charterhire expenses	[1]	20,637	28,505
Collaborative Arrangement
Time and voyage charter revenues	[1]	17,016	10,494
Voyage and charterhire expenses	[1]	$ 21,191	$ 6,425

[1]	This includes amounts arising from transactions with related parties (see note 14).